JPMORGAN TRUST III

270 Park Avenue

New York, New York 10017

November 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust III (the “Trust”) on behalf of
JPMorgan Multi-Manager Alternatives Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing is Form N-8A and the initial Registration Statement of the Trust. This filing is being made for the purpose of registering the Trust and shares of the Fund as a series of the Trust. Included in the filing are the prospectuses and statement of additional information for the Fund.

If you have any questions or comments, please contact me at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald